BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, demand and time deposits with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash and wallet deposits

Restricted cash and wallet deposits

Restricted cash represents fund deposits received from customers for the Group’s payment solution by digital wallet. These deposits are subject to regulatory restrictions and therefore are not available for use by the Group. These deposits are kept separately from the Group’s cash accounts. A corresponding liability is recorded as wallet deposits in the consolidated balance sheet. These amounts are maintained in the digital wallet until withdrawal is requested or used by the customer. In accordance with the Law on payment and securities settlement systems, payment services and electronic money institutions, number 6493, the Group is liable to compensate for the rights of the fund holders. Considering these facts and circumstances, the Group has recognized restricted cash and the corresponding wallet deposit liability in its consolidated financial statements.

Trade receivables

Trade receivables

A trade receivable is the Group’s right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured initially at the transaction price, and subsequently at amortized cost using the effective interest rate method, less provision for impairment.

Loan receivables

Loan receivables

Financial assets generated as a result of providing a loan are classified as loan receivables and are carried at amortized cost, less any impairment. All loans are recognised in the consolidated financial statements when the customer is funded by the Group for an e-commerce transaction.

Contract assets

Contract assets

When the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Group presents the contract as a contract asset, excluding any amounts presented as a receivable. Contract assets are subject to impairment assessment within the scope of expected credit loss calculation.

Contract liabilities and merchant advances

Contract liabilities and merchant advances

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (i.e., a receivable) before the Group transfers a good or service, the Group presents the respective amount as a contract liability when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services).

Merchant advances consists of advances received from customers for marketplace transactions, which relate to undelivered orders and where the Group acts as an agent. The Group earns a commission for these transactions. The amount of advances payable to a merchant, net of commissions, is credited as a payable to the merchant when delivery is complete.

Financial assets

Financial assets

The Group classified its financial assets in three categories; financial assets carried at amortized cost, financial assets carried at fair value through profit or loss, financial assets carried at fair value through other comprehensive income. Classification is performed in accordance with the business model determined based on the purpose of benefits from financial assets and expected cash flows. Management performs the classification of financial assets at the acquisition date. The Group did not hold any financial assets in the “fair value through other comprehensive income” category as at 31 December 2024.

a)	Financial assets carried at amortized cost

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, whose payments are fixed or predetermined, which are not actively traded and which are not derivative instruments are measured at amortized cost. They are included in current assets, except for maturities more than 12 months after the balance sheet date. Those with maturities more than 12 months are classified as non-current assets. The Group’s financial assets carried at amortized cost comprise “trade receivables”, “loan receivables”, “contract assets”, “financial investments”, “restricted cash” and “cash and cash equivalents” in the consolidated balance sheet.

Impairment for trade receivables and contract assets

The Group applies the IFRS 9 simplified approach to measure expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The Group has further concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The expected loss rates are based on the payment profiles of sales over a period before reporting date and the corresponding credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. While cash and cash equivalents and financial investments carried at amortized cost are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Impairment for loan and BNPL receivables

The Group has adopted “three stages impairment approach (general model)” defined in IFRS 9 for the recognition of impairment losses on loan and BNPL receivables, carried at amortized cost. General model considers the changes in the credit quality of the financial instruments after the initial recognition. Three levels defined in the general model are as follows:

“Stage 1”, includes financial instruments that have not had a significant increase in credit risk since initial recognition or that have low credit risk at the reporting date. For these assets, 12-month expected credit losses (“ECL”) are recognised and interest revenue is calculated on the gross carrying amount of the asset (that is, without deduction for credit allowance). 12-month ECL are the expected credit losses that result from default events that are possible within 12 months after the reporting date.

“Stage 2”, includes financial instruments that have had a significant increase in credit risk since initial recognition but those do not have objective evidence of impairment. For these assets, lifetime expected credit losses are recognised and interest revenue is calculated on the gross carrying amount of the asset. Lifetime ECL are the expected credit losses that result from all possible default events over the expected life of the financial instrument.

“Stage 3”, includes financial assets that have objective evidence of impairment at the reporting date. For these assets, lifetime expected credit losses are recognised. Group appropriately classifies its financial instruments considering common risk factors (such as the type of the instrument, credit risk rating, guarantees, time to maturity and sector) to determine whether the credit risk on a financial instrument has increased significantly and to account appropriate amount of credit losses in the consolidated financial statements. The changes in the expected credit losses on these receivables are accounted for under “other operating income/expenses” account of the consolidated statement of income.

Derecognition

A financial asset (or a part of a financial asset or group of similar financial asset) is derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Where the Group has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the consolidated financial statements.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

b)	Financial assets carried at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the consolidated balance sheet at fair value with net changes in fair value recognised in the consolidated statement of profit or loss. Financial assets at fair value through profit or loss consist of financial investments which are acquired to benefit from short-term price or other fluctuations in the market or which are a part of a portfolio aiming to earn profit in the short-run, irrespective of the reason of acquisition, and kept for trading purposes.

Trade payables and payables to merchants

Trade payables and payables to merchants

Trade payables mainly arise from the payables to retail suppliers related to the inventory purchases and services payables. It also includes payables to the marketplace merchants for amounts received by the Group for products delivered by merchants to customers net of commissions, services charges, delivery costs and payables to other service providers. Trade payables and payables to merchants are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Related parties

Related parties

For the purpose of these consolidated financial statements, shareholders who have control or joint control over the Group, key management personnel and Board members, in each case together with their close family members and the legal entities over which these related parties exercise control and significant influence, subsidiaries and joint ventures are considered and referred to as related parties.

Inventories

Inventories

Inventories, comprising of trade goods, are valued at the lower of cost and net realisable value. Costs incurred in bringing each product to its present location and condition is defined as the initial cost. An entity may purchase inventories on deferred settlement terms. When the arrangement effectively contains a financing element, that element, for example a difference between the purchase price for normal credit terms and the amount paid, is recognised as interest expense over the period of the financing. The cost of inventories is determined using the weighted average method. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provision for inventories is accounted in cost of inventory sold.

Rebates

The Group periodically receives consideration from certain suppliers, representing rebates for sold out products or purchased products from supplier for a specified period. The Group considers those rebates as a reduction to costs of inventory when the amounts are reliably measurable.

Impairment of non-financial assets

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is objective evidence that an asset is impaired. If any indication exists, the Group estimates the asset’s recoverable amount. When the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired. Impairment losses are recognized in statement of comprehensive income/(loss).

The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (discounted cash flows an asset is expected to generate based upon management’s expectations of future economic and operating conditions). For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash-generating units). An assessment is made at each reporting date to determine whether there is an indication that previously recognised impairment losses no longer exist or have decreased.

Subsequent increase in the asset’s recoverable amount due to the reversal of a previously recognized impairment loss cannot be higher than the previous carrying value (net of depreciation and amortization).

Property and equipment and related depreciation

Property and equipment and related depreciation

Property and equipment are carried at cost less accumulated depreciation and are amortized on a straight-line basis. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. Repairs and maintenance are charged to the profit or loss of the statement of comprehensive income/(loss) as incurred. The cost includes expenditure that is directly attributable to the acquisition of the items. The assets’ residual values and estimated useful economic lives are reviewed at the end of each reporting period and adjusted prospectively if appropriate. The depreciation periods for property and equipment, which approximate the useful lives of such assets, are as follows:

Furniture and fixtures	5–10 years
Leasehold improvements	2-5 years
Motor vehicles	5 years

An impairment loss is charged to profit and loss for the amount by which the carrying amount of the asset exceeds its recoverable amount, which is the higher of the asset’s net selling price and value in use.

Gains or losses on disposals of property and equipment, which is determined by comparing the proceeds with the carrying amount, are included in the related income and expense accounts, as appropriate.

Intangible assets and related amortization

Intangible assets and related amortization

Intangible assets comprise acquired software and rights. Acquired computer software licenses and rights are capitalized on the basis of costs incurred to acquire and bring to use the specific software. Software and rights costs are amortized over their estimated useful lives of 3 to 15 years.

Website development costs

Website development costs

Costs that are directly associated with the development of website and unique software products controlled by the Group are recognized as internally generated intangible assets when the following criteria are met:

●	it is technically feasible to complete the software so that it will be available for use or sale;
●	management intends to complete the software and use or sell it;
●	there is an ability to use or sell the software;
●	it can be demonstrated how the software will generate probable future economic benefits;
●	adequate technical, financial and other resources to complete the development and to use or sell the software are available; and
●	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the development website and software include direct employee costs, an appropriate portion of relevant overhead and service costs incurred as part of the development.

Development costs that do not meet the criteria above are recognized as expense as incurred. Development costs previously recognized as expense are not recognized as an asset in a subsequent period. Development costs recognized as an asset are amortized over their estimated useful lives between 2 and 4 years. Amortization starts when the asset is ready for use (Note 10).

Capitalized development costs, stages of website development and useful lives are assessed in accordance with the requirements of SIC 32 Intangible Assets: Web Site Costs and IAS 38 Intangible Assets.

Leases

Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of lease, together with both:

-	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
-	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of lease.

The Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a change in circumstances that:

-	Is within the control of the Group,
-	Affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognises a right of use asset and a lease liability under the lease contract.

Short-term lease agreements with a lease term of 12 months or less and agreements determined by the Group as low value have been determined to be within the scope of the practical expedient included in IFRS 16. For these agreements, the lease payments are recognized as an other operating expense in the period in which they are incurred. Such expenses have no significant impact on Group’s consolidated financial statements.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Lease liability

Lease liability is initially recognised at the present value of future lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by: (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

The Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate when: (a) there is a change in the lease term as a result of reassessment of the expectation to exercise a renewal option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term if that rate can be readily determined, or if not, its incremental borrowing rate at the date of reassessment.

Where: (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in the future lease payments resulting from a change in an index or a rate used to determine those payments, including changes to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses the revised discount rate that reflects the changes in the interest rate.

The Group recognises the amount of the remeasurement of lease liability as an adjustment to the right of use asset. When the carrying amount of the right of use asset is reduced to zero and there is further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the remeasurement in profit or loss.

The Group accounts for a lease modification as a separate lease if both:

-	The modification increases the scope of the lease by adding the right to use one or more underlying assets;
-	The consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For lease modifications that are not accounted for as a separate lease, the Group, at the effective date of the lease modification; (a) allocates the consideration in the modified contract; (b) determines the lease term of the modified lease; and (c) remeasures the lease liability by discounting the revised lease payments using a revised discount rate.

The revised discount rate is determined as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or the lessee’s incremental borrowing rate at the effective date of the modification, if the interest rate implicit in the lease cannot be readily determined.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Right of use assets

The right of use asset is initially recognised at cost comprised of:

-	The amount of the initial measurement of the lease liability,
-	Any lease payments made at or before the commencement date, less any lease incentives received,
-	Any initial direct costs incurred by the Group, and
-	An estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of right of use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

Right of use assets are amortized on a straight-line basis over their estimated useful lives and carried at cost less accumulated amortization and impairment losses, and adjusted for any re-measurement of lease liabilities. Useful lives are determined over the shorter of its estimated useful life and the lease term. Useful lives of right of use assets are as follows:

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Motor vehicles	3 years

Goodwill

Goodwill

Goodwill arising on acquisition of business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

The cash-generating unit, where the goodwill is allocated, is tested for impairment annually. If there is any indication that the unit is impaired, the impairment test is performed more frequently.

If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognised directly in profit or loss in the consolidated financial statements. An impairment loss recognised for goodwill is not reversed in subsequent periods.

Business combinations

Business combinations

Business combinations, that is assets acquired and liabilities assumed constitute a business, are accounted in accordance with IFRS 3 “Business Combinations” using the acquisiton method.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, liabilities incurred by the acquirer to the former owners of the acquiree and the equity interests issued by the acquirer in exchange for the acquiree.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Business combinations (Continued)

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill, else they are recognized in profit in loss.

Measurement period adjustments are adjustments that arise from additional information obtained during the “measurement period” (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognised amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis.

Acquisition related costs are costs the acquirer incurs to effect a business combination and are accounted as expenses in the periods in which the costs are incurred and the services are received, with the exception of costs to issue debt or equity securities, which shall be recognised in accordance with IAS 32 and IFRS 9.

Deferred income taxes

Deferred income taxes

Deferred income tax is provided, using the liability method, for all temporary differences arising between the tax base of assets and liabilities and their carrying values for financial statement purposes. Currently enacted or substantially enacted at period end tax rates are used to determine deferred income taxes.

Deferred income tax liabilities are recognized for all taxable temporary differences, whereas deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized. Deferred income tax assets and liabilities are presented net when there is a legally enforceable right to offset current tax receivables against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same tax authority on the same taxable entity.

Provision for post-employment benefits

Provision for post-employment benefits

Under the Turkish Labour Law, the Group is required to pay post-employment benefits to each employee who has completed one year of service and achieves the retirement age (58 for women and 60 for men), or whose employment is terminated without due cause, or is called up for military service, or dies.

Provision for post-employment benefits represents the present value of the estimated total reserve of the future probable obligation of the Group arising from the retirement of the employees calculated using the “Projected Unit Credit Method” and based on factors derived using the experience of personnel terminating their services.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Provision for post-employment benefits (Continued)

The current service cost which is recognized in the consolidated statement of comprehensive income/(loss), reflects the increase in the defined benefit obligation resulting from employee service in the current year. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in profit or loss of the statement of comprehensive income/(loss).

Provisions, contingent assets and liabilities

Provisions, contingent assets and liabilities

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Contingent assets and liabilities

Contingent liabilities are not recognized in the financial statements. They are disclosed only, unless the possibility of an outflow of resources embodying economic benefits is remote. A contingent asset is not recognized in the financial statements but disclosed when an inflow of economic benefits is probable.

Commitments

A commitment is an enforceable, legally binding agreement to make a payment in the future for the purchase of goods and services. Commitments are not recognized in the financial statements, only disclosed (Note 12).

Revenue recognition

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer. The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group obtains control of the goods or services before they are transferred to the customer, the Group is the principal in the transaction. If it is unclear whether the Group obtains control, an assessment is made as to whether the Group is the primary obligor for providing the goods, whether it is subject to inventory risk and if it has discretion in establishing prices to determine whether it controls the goods. When the Group controls the goods before they are transferred to the customer, revenues are recorded on a gross basis (“Retail”). When the Group does not obtain the control of the goods before they are transferred to the customer, revenues are recorded on a net basis (“Marketplace”).

At contract inception, if the Group expects that the period between the transfer of the promised good or service and the payment is one year or less, the Group applies the practical expedient and does not make any adjustment for the effect of a significant financing component on the promised amount of consideration, except interest income from credit card sales with instalments. On the other hand, when the contract effectively constitutes a financing component, the fair value of the consideration is determined by discounting all future receipts using an imputed rate of interest. The difference between the fair value and the nominal amount of the consideration is recognised on an accrual basis as financial income.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Revenue recognition (Continued)

The Group launched paid subscription service, Hepsiburada Premium, in July 2022, replacing the Group’s earlier loyalty club, which allows Hepsiburada Premium subscribers to benefit from free deliveries, specific campaigns, discounts, cashbacks and subscription to a paid-TV channel. The Group estimates the unused amount of these incentives (for example cashbacks) that will be redeemed and recognizes a contract liability, as necessary, with the corresponding reduction in revenue.

The Group launched Hepsipay Cüzdanım (Wallet), an embedded digital wallet product in June 2021 and introduced “Hepsipara”, a cashback points program that allows customers to earn and redeem points during purchases with the Wallet on the platform. The unused amount of cashback points provided to the customers are accounted as a contract liability and a revenue deduction.

i.    Sales of goods

Sales of goods relate to transactions where the Group acts directly as the seller of goods purchased from the suppliers. In these transactions, the Group acts as the principal. Collections from the customer for the goods sold are made at the time orders are placed. Revenue is recognized when the goods are delivered to the customers. The Group recognizes revenue from sales of goods, net of return and discount.

Variable consideration is common and takes various forms, including returns and discounts. Customers have a right to return goods within 14 days from delivery of the goods. A right of return is contractual. A customer exercising its right to return a good receives a full refund. The Group estimates future returns for its sales and recognizes a refund liability for the expected returns, as necessary. Discounts the Group provides to customers are recognized as a reduction of revenue.

ii.    Services revenues

Service revenue includes marketplace commissions, transaction fees, charges for delivery services and other service revenues (mainly includes advertising revenues, fulfilment revenues, subscription services revenue and other commissions).

Marketplace commission

The Group offers a marketplace platform that enables third-party sellers (“merchants”) to sell their products. Marketplace commission represents commission fees charged to merchants for selling their goods through this platform. In the Marketplace sales, the Group does not obtain control of the goods before delivery of the goods to the customer. Upon sale, the Group charges the merchants a fixed-rate commission fee based on the order amount. The Group recognizes revenue for the commission fee at completion of the order delivery. The Group records any commission revenue recognized net of any anticipated returns of commissions that might affect the consideration the Group will retain. The Group may, at times, provide discounts to the Marketplace customers. Any such discounts affect the amount of commission the Group will retain and are thus recognized as a reduction of revenue since they are a discount provided to a customer by the Group and therefore reduce the commission to be received.

Transaction fees

The Group also charges to its merchants a transaction fee for each order received. Such fees are recognized as revenue at the time the order is placed or delivery is completed.

NOTE 2 – BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.7    Summary of significant accounting policies (Continued)

Revenue recognition (Continued)

Other contractual charges

The Group charges contractual fees to its merchants mainly for late deliveries and cancellations caused by merchants. Such fees are recognized as revenue at a point in time.

Delivery service revenues

The Group charges to its customers and merchants shipping fees. Such shipping fees are recognized as revenue over time during the delivery period. The Group also provides cargo services to other e-commerce companies through its subsidiary, Hepsijet. Likewise, revenues generated through such cargo services are recognized over time during the delivery of the carried goods to the end customers.

Advertising revenues

The Group provides various advertising services, such as placing banners, sponsored ads, video advertising and other advertising services. As the Group establishes pricing, controls the service and is primarily obliged to deliver these advertising services, revenue is recognized on a gross basis. Revenue is recognized either at a point in time or over the period depending on the nature of the service and is billed mainly on a monthly basis.

Subscription revenues

The Group’s subscription service revenue includes fees associated with Hepsiburada Premium memberships. Hepsiburada Premium membership allows Hepsiburada Premium subscribers to benefit from free deliveries, specific campaigns, discounts, cashbacks and subscription to a paid-TV channel. Subscriptions are paid for at the time and revenue from such arrangements is recognized over the subscription period.

Interest revenues

Revenue from financial services comprises interest income generated from consumer financing activities. Interest income is recognized as it accrues, using the effective interest method. The Group launched consumer finance offering through Hepsi Finansman in January 2024. Hepsifinans started as embedded payment solution providing customers the opportunity to complete their purchase in Hepsiburada checkout. Hepsifinans allows the Group to provide loans for longer maturities (up to 36 months). The Group charges interest to its customers for the loans and recognizes such interest as revenue over the loan term.

Interest income on BNPL receivables

Interest income on BNPL receivables

The Group launched end-to-end digital “Buy Now Pay Later” (“BNPL”) deferred payment facility in February 2022 which provides customers the opportunity to complete their purchase and submit payment a month later or in up to twelve monthly instalments (lower in some categories where regulations limit the number of installments). BNPL purchase limits are defined based on the financial history of consumers based on their record at the Credit Bureau of Türkiye and shopping behavior at Hepsiburada. Installments are automatically collected from the selected credit or debit card of the customer. The Group charges interest to its customers for BNPL transactions and recognizes such interest as financial income over time during the installment period.

Cost of inventory sold	Cost of inventory sold Cost of inventory sold consists of the purchase price of consumer products, including supplier’s rebates and subsidies, write-downs and losses of inventories.
Borrowings

Borrowings

All bank borrowings including debt securities are initially recognised at cost, being the fair value of the consideration received net of issue cost associated with the borrowing. After initial recognition, bank borrowings are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any issuance costs and any discount or premium on settlement (Note 5).

Supplier and merchant financing arrangements

Supplier and merchant financing arrangements

The Group carries out supplier and merchant financing arrangements with some of its suppliers and merchants in accordance with the agreements made between the Group, banks and those suppliers and merchants, that enable those suppliers and merchants to collect their receivables earlier than original due dates. When the original liability to a supplier or merchant has been extinguished or substantially modified (e.g., through change in original terms of the contract), the liabilities are classified as bank borrowings. Otherwise, the liabilities remain as trade payables. The Group generates commission income from merchant and supplier financing transactions. Such commission is embedded in the interest rate that is charged by the bank to the relevant suppliers and/or the merchants. The Group receives its commission based on the amount of the loan from the banks once the loan is drawn by our suppliers or merchants. The program does not bear any financial risk on the Group’s financial statements.

Share-based payments

Share-based payments

Share-based payment transactions are accounted for in accordance with IFRS 2. The standard encompasses all arrangements where an entity purchases goods and services in exchange for issue of an entity’s equity instruments, or cash payments based on the fair value of the entity’s equity instruments, unless the transaction is clearly for a purpose other than payment for goods and services supplied to the entity receiving them. In accordance with IFRS 2, the Group distinguishes between equity settled and cash settled plans. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. The cost of equity settled plans granted on grant date is allocated on a pro rata basis over the expected vesting period against equity. For equity settled share-based payments, the value of the awards is fixed at the grant date. A liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in payroll expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. A description of the existing share-based payment plan is disclosed in Note 13.

Capital increases and dividends

Capital increases and dividends

Ordinary shares are classified as equity. Pro-rata increases to existing shareholders are accounted for at par value as approved. Dividends on ordinary shares are recognized in equity in the period in which they are approved by the General Assembly Meeting.

Treasury shares

Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments.

Foreign currency transactions and balances

Foreign currency transactions and balances

Foreign currency transactions during the period have been translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies have been translated into TRY at the exchange rates prevailing at the balance sheet dates. Exchange gains or losses arising from the settlement and translation of foreign currency items have been included in the statement of comprehensive income/(loss) in financial income or expense.

Segment reporting of financial information

Segment reporting of financial information

Operating segments are identified on the same basis as financial information is reported internally to the Group’s chief operating decision maker (“CODM’’), the Group’s Board of Directors. The Group management determines operating segments by reference to the reports reviewed by the Board of Directors to make strategic decisions. The Board of Directors evaluates the operational results as a whole as one cash generating unit. No segmental information is presented in these consolidated financial statements, since no segmental financial information is reviewed by the CODM.